Foreign Exchange	3 Months Ended
Mar. 31, 2014
Foreign Currency [Abstract]
Foreign Exchange
Foreign Exchange:
Foreign exchange transaction losses were $4.8 million for the three-month period ended March 31, 2013 and are included in Other income (expenses), net in our consolidated statements of income.